Related Party Transactions - Compensation Expense of Key Management Personnel (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation Expense of Key Management Personnel [Abstract]
Aggregated compensation for employee representatives and former management board members on the Supervisory Board paid for their services as employees of Deutsche Bank or status as former employees (retirement, pension and deferred compensation)	€ 1	€ 1	€ 1
Issued loans and commitments to key management personnel	45	48
Received deposits from key management personnel	34	123
Loans past due from transactions with subsidiaries, joint ventures and associates	0	0
Collaterals held for loans from transactions with subsidiaries, joint ventures and associates	14	14
Trading assets and positive market values from derivative financial transactions with associated companies	2	6
Trading liabilities and negative market values from derivative financial transactions with associated companies	0	€ 0
Remeasurement gain due to discontinuation of significant influence over the equity method investment in TradeWeb Markets LLC	€ 84